COMMITMENTS AND CONTINGENCIES (Details 2) ¥ in Thousands	Dec. 31, 2015 CNY (¥)
Contractual purchase obligations
2016	¥ 6,874
Advertising Services
Contractual purchase obligations
2016	5,046
Office furnishings
Contractual purchase obligations
2016	¥ 1,828